Supplemental Oil and Gas Disclosures - Schedule of Base Prices Used in Determining Standardized Measure (Details)	12 Months Ended
	Dec. 31, 2017 $ / bbl $ / Mcf	Dec. 31, 2016 $ / bbl $ / Mcf	Dec. 31, 2015 $ / bbl $ / Mcf
Oil
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Base prices	51.36	40.02	50.72
Natural Gas
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Base prices | $ / Mcf	3.20	2.66	2.75
NGL
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Base prices	24.64	14.96	17.60